Jul. 21, 2022
Virtus International Small-Cap Fund
Virtus International Small-Cap Fund

Virtus International Small-Cap Fund,

a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and

Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus International Small-Cap Fund (the “Fund”) will be effective July 25, 2022.

◾	Virtus Investment Advisers, Inc. (“VIA”), the investment adviser of the Fund, will manage the Fund directly.

◾	Kunal Ghosh and Lu Yu, CFA, CIPM will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S., as subadviser of the Fund, and to Heinrich Ey, Bjoern Mehrmann, Koji Nakatsuka, Andrew Neville, Miguel Pohl and Stuart Winchester, as portfolio managers of the Fund, will be removed from the prospectuses.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

The disclosure in footnote 3 under the table in “Fees and Expenses” will be replaced with the following:

(3)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.04% for Institutional Class shares, 1.10% for Class P shares and 1.00% for Class R6 shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The fund currently defines companies with smaller market capitalizations as those with market capitalizations comparable to companies included in the MSCI ACWI ex US Small Cap Index. Under normal market and other conditions, the fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI ACWI ex US Small-Cap Index, which as of September 30, 2021 would permit the fund to maintain a weighted-average market capitalization ranging from $1.2billion to $3.5 billion. The fund normally invests principally in securities of issuers located outside the United States and allocates its investments among at least eight different countries. The fund may invest up to 30% of its assets in emerging market securities (but no more than 10% in any one emerging market country).

Members of the portfolio management team believe that behavioral biases of investors contribute to market inefficiencies. Their quantitative investment process begins with a proprietary investment-return forecasting model which combines behavioral factors (which seek to capitalize on human behavioral biases (i.e., systematic tendencies) from financial analysts, company management and investors), with intrinsic and valuation factors (which are expected to provide tangible measures of a company’s true worth). The portfolio managers integrate this multi-factor approach with a proprietary risk model to form the basis of portfolio construction, with constraints at the individual security, country and industry levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted on an individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the fund may invest in securities issued in initial public offerings (IPOs), real estate investment trusts (“REITs”) and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The fund typically does not engage in active hedging of currency but retains flexibility to do so depending on market performance. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Investors should retain this supplement with the Prospectuses for future reference.